Unit-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Nonvested Share Activity [Table Text Block]
Phantom unit award activity for the years ended December 31, 2023 and 2022 consisted of the following:

	Number of Phantom Common Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2021	2,014,288	$30.92
Granted	441,049	43.54
Vested	(525,608)	29.95
Forfeited	(107,956)	30.31
Outstanding at December 31, 2022	1,821,773	34.29
Granted	399,377	53.37
Vested	(552,145)	28.35
Forfeited	(68,640)	34.64
Outstanding at December 31, 2023	1,600,365	$41.08